Comprehensive (Loss) Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Changes in accumulated other comprehensive loss, net of related taxes	$ 6	$ 4